Other Assets - Additional Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Amortization method qualified affordable housing projects investments	$ 853	$ 754
Qualified affordable housing project investments, commitment	358	220
Qualified affordable housing project commitment - 2015	154
Qualified affordable housing project commitment - 2016	110
Qualified affordable housing project commitment - 2017	82
Qualified affordable housing project commitment - 2018	2
Qualified affordable housing project commitment - 2019	1
Qualified affordable housing project commitment - 2020 and thereafter	9
Affordable housing tax credits and other tax benefits, amount	128	118	108
Qualified affordable housing project investments, amortization	$ 96	$ 88	$ 79